Fair values of financial assets and liabilities - Valuation techniques - financial liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 71,338	£ 77,001
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	782	804
Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	500	500
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	25,561	26,124
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	772	804
At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	45,777	50,877
At fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	10
Interest rate derivatives | Derivative financial instruments | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 772	£ 804
Interest rate derivatives | Derivative financial instruments | Option pricing model | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate volatility	10.00%	9.00%
Interest rate derivatives | Derivative financial instruments | Option pricing model | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate volatility	89.00%	94.00%